Subsequent Events (Details Narrative)		1 Months Ended					6 Months Ended
	Apr. 08, 2017	Aug. 31, 2017 USD ($) $ / shares shares	Jul. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	May 25, 2017 USD ($) $ / shares shares	Mar. 31, 2017 $ / shares shares	Jun. 30, 2017 Number $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Common Stock, Shares Issued | shares				103,097,783			103,097,783	71,153,300	71,133,300
Ownership percentage							66.00%
Oncolix [Member]
Exchange ratio							20:1
Number of share | Number							20
Subsequent Event [Member] | Sale of July Notes [Member] | Secured Note [Member]
Pricipal amount | $			$ 160,000
Acquire of shares during period | shares			3,200,000
Common stock par value | $ / shares			$ 0.0825
Due date notes			Feb. 28, 2018
warrants exercisable			Jul. 31, 2022
Subsequent Event [Member] | AEPP Notes [Member]
Acquire of shares during period | shares		17,608,280
Face amount | $		$ 1,837,522
Subsequent Event [Member] | AEPP Notes [Member] | New Warrants [Member]
Acquire of shares during period | shares		24,500,290
Subsequent Event [Member] | AEPP Notes [Member] | August Common Warrants [Member]
Pricipal amount | $		$ 2,000,000
Acquire of shares during period | shares		31,372,547
Common stock par value | $ / shares		$ 0.09
Face amount | $		$ 2,352,941
Conversion rate description

Each holder of the August Notes may convert the principal balance of the note into Common Stock at the lower of (i) $0.075 per share, (ii) 75% of the 10-day average closing bid price of Common Stock for the period prior to the filing of a registration statement as described below (subject to a floor of $0.0375 per share), and (iii) 75% of the 10-day average closing bid price of the Common Stock for the 10-day period prior to the effective date of the registration statement (subject to a floor of $0.0375 per share).

Interest rate		10.00%
Additional principal balance percentage		10.00%
Subsequent Event [Member] | Sale of Convertible Notes in 2017 [Member]
Pricipal amount | $					$ 1,321,000
Acquire of shares during period | shares					17,600,000
warrants exercisable					May 30, 2022
Conversion rate description				Notes for equity securities in an offering with at least $5 million in gross proceeds, each noteholder may also receive an additional payment equal to 20% of the principal of the note
Interest rate						10.00%
Warrants exercisable note | $					$ 347,160
Additional discount fees and expenses | $				$ 197,389
Accrued interest exchangeable perecentage						30.00%
Common Stock price per share | $ / shares					$ 0.085	$ 0.075
Common Stock, Shares Issued | shares						178,100
Subsequent Event [Member] | Oncolix, Inc [Member]
Ownership percentage	66.00%
Subsequent Event [Member] | Oncolix [Member]
Number of share | Number							20
AEPP [Member]
Number of share | Number							20
Preferred Stock, par value | $ / shares				$ 0.0001			$ 0.0001
AEPP [Member] | Subsequent Event [Member]
Exchange ratio							20:1
Number of share | Number							20
Preferred Stock, par value | $ / shares				$ 0.0001			$ 0.0001